American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 31, 2023

Diversified Municipal Bond ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
MUNICIPAL SECURITIES — 98.0%
Alabama — 1.0%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	535,000	534,840
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	415,000	413,392
Black Belt Energy Gas District Rev., VRN, 3.76%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	485,971
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	500,000	522,932
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	349,928
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	455,000	454,392
		2,761,455
Arizona — 4.2%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	286,010
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	862,654
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	162,815
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.66%, (MUNIPSA plus 0.25%), 1/1/46	155,000	151,891
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	250,000	223,062
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	100,000	55,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	164,853
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	424,158
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	750,000	596,430
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,082,579
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	205,000	201,069
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	160,615
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	505,514
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	76,948
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	435,697
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	188,186
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	657,875
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	910,000	995,867
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	272,095
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	809,488
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	1,750,000	1,933,792
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	175,000	177,956
Scottsdale GO, 4.00%, 7/1/31	500,000	540,671
State of Arizona COP, 5.00%, 9/1/25	240,000	249,466
State of Arizona COP, 5.00%, 9/1/25(4)	580,000	602,109
		11,816,800
Arkansas — 0.1%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	331,649
California — 8.6%
Bay Area Toll Authority Rev., 4.00%, 4/1/29	275,000	285,587
Bay Area Toll Authority Rev., VRN, 3.86%, (MUNIPSA plus 0.45%), 4/1/56	250,000	247,162
California Community Choice Financing Authority Rev., VRN, 3.86%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,654,977
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	524,590
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	19,239
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	100,852
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	874,181
California Housing Finance Rev., 4.25%, 1/15/35	471,647	468,240

California Housing Finance Rev., 3.50%, 11/20/35	387,715	360,254
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.76%, (MUNIPSA plus 0.35%), 8/1/47	250,000	246,913
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.11%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	971,715
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	175,499
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	51,815
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	114,535
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	177,259
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	110,000	98,123
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(1)	265,000	252,856
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(1)	260,000	256,661
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(1)	405,000	398,902
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	320,000	322,477
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	200,000	206,493
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	190,512
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	608,311
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	251,937
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	242,632
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	267,865
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	224,755
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	500,000	415,172
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	350,000	241,153
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	100,000	73,575
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	461,289
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	224,315
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	290,000	199,044
Eastern Municipal Water District Rev., VRN, 3.51%, (MUNIPSA plus 0.10%), 7/1/46	750,000	745,436
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	513,556
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	148,101
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	50,792
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,070,000	918,927
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/31 (AGM)(1)	215,000	221,652
Los Angeles Department of Airports Rev., 5.00%, 5/15/45	500,000	545,918
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	921,252
Metropolitan Water District of Southern California Rev., VRN, 3.55%, (MUNIPSA plus 0.14%), 7/1/37	200,000	199,387
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	98,543
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,073,139
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	421,095
Orange County Transportation Authority Rev., 4.00%, 10/15/24(4)	1,715,000	1,735,096
Palomar Health GO, 5.00%, 8/1/27	545,000	572,837
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	310,389
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	1,000,000	1,010,391
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	419,810
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	632,830
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	630,000	676,348
State of California GO, 5.00%, 8/1/34	245,000	259,516
State of California GO, 5.00%, 4/1/35	1,045,000	1,152,869
State of California GO, 5.00%, 9/1/42	290,000	310,833
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	286,248
		24,433,855

Colorado — 3.8%
Adams & Weld Counties School District No. 27J Brighton GO, 5.00%, 12/1/23	1,000,000	1,008,265
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,178,241
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	932,813
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	828,521
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	841,255
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	103,485
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	213,488
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	426,756
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,609,960
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	530,000	483,938
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	209,093
Denver City & County School District No. 1 GO, 5.00%, 12/1/24	1,500,000	1,540,027
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	100,793
State of Colorado COP, 6.00%, 12/15/38	230,000	276,706
State of Colorado COP, 6.00%, 12/15/40	385,000	458,870
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	464,754
		10,676,965
Connecticut — 2.1%
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	500,000	515,324
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,000,000	1,017,002
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	470,000	459,778
State of Connecticut GO, 5.00%, 6/15/34	680,000	689,552
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,046,989
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,033,613
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,277,516
		6,039,774
Delaware — 0.3%
Delaware Transportation Authority Rev., 5.00%, 7/1/24	750,000	763,998
District of Columbia — 2.1%
District of Columbia GO, 5.00%, 6/1/25	160,000	165,425
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,118,709
District of Columbia GO, 5.00%, 2/1/41	520,000	571,697
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 7/1/47	750,000	821,060
District of Columbia Rev., (Plenary Infrastructure LLC), 5.00%, 2/28/25	1,000,000	1,011,005
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	1,535,000	1,588,596
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	265,451
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/26	500,000	529,260
		6,071,203
Florida — 6.1%
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,061,168
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	1,008,380
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	861,399
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	311,775
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	295,000	325,701
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	260,000	231,370
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/23(1)	115,000	115,000
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24(1)	105,000	103,581
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(1)	110,000	107,000
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(1)	110,000	105,468
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,166,006
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	189,277
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	375,000	394,647

Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	520,839
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	504,459
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	300,000	316,362
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	175,000	177,692
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	975,094
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	893,916
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	522,938
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	290,000	318,836
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	107,409
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	376,545
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	750,000	660,075
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	579,401
State of Florida GO, 5.00%, 6/1/23	1,700,000	1,700,000
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/23	625,000	625,759
Tampa Water & Wastewater System Rev., 5.00%, 10/1/41	1,000,000	1,124,533
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	1,000,000	998,635
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	750,000	838,665
		17,221,930
Georgia — 4.4%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	961,091
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,356,833
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	911,208
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	418,777
Georgia Ports Authority Rev., 5.25%, 7/1/52	500,000	550,942
Main Street Natural Gas Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,000,000	995,855
Main Street Natural Gas Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	1,000,000	1,055,002
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	498,225
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	1,200,000	1,190,881
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	1,190,000	1,242,187
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	575,000	551,767
State of Georgia GO, 5.00%, 8/1/23	1,000,000	1,002,426
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,656,162
		12,391,356
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	254,067
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	782,377
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	852,927
		1,889,371
Idaho — 0.3%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	327,010
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congestion), 5.25%, 8/15/48	500,000	558,091
		885,101
Illinois — 6.5%
Chicago GO, 5.00%, 1/1/26	275,000	283,919
Chicago GO, 5.25%, 1/1/38	1,000,000	1,066,792
Chicago GO, 6.00%, 1/1/38	20,000	21,210
Chicago GO, 5.50%, 1/1/49	100,000	103,634
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	286,624
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,019,145
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,025,603
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	130,000	142,903
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	810,384
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	250,000	269,859

Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	776,951
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	500,000	497,217
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.11%, (MUNIPSA plus 0.70%), 5/1/42	250,000	243,691
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 1/1/33	1,000,000	1,056,224
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	265,083
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	415,140
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	976,500
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	330,000	365,950
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,150,000	1,233,276
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	345,000	346,413
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	210,058
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	605,000	641,018
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	346,078
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	850,354
State of Illinois GO, 5.00%, 10/1/25	175,000	180,435
State of Illinois GO, 5.00%, 11/1/29	280,000	297,939
State of Illinois GO, 5.00%, 10/1/30	625,000	672,300
State of Illinois GO, 5.00%, 10/1/33	200,000	212,292
State of Illinois GO, 5.00%, 2/1/39	750,000	752,495
State of Illinois GO, 5.50%, 5/1/39	220,000	240,263
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,119,681
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,369,806
State of Illinois GO, 5.75%, 5/1/45	225,000	244,441
		18,343,678
Indiana — 0.7%
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	500,000	518,246
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	724,398
Purdue University Rev., 5.00%, 7/1/40	750,000	847,276
		2,089,920
Iowa — 0.8%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/44	500,000	541,367
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.09%, (SOFR plus 0.55%), 5/15/56	500,000	452,485
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	820,758
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	555,000	543,479
		2,358,089
Kansas — 0.3%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	783,612
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	104,543
		888,155
Kentucky — 1.0%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	396,603
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	102,098
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	299,620
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	439,657
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	249,337
Kentucky Public Energy Authority Rev., VRN, 4.59%, (SOFR plus 0.12%), 8/1/52 (GA: Morgan Stanley)	1,000,000	947,180
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 4.00%, 11/1/38	500,000	494,502
		2,928,997
Louisiana — 0.7%
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	802,596
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	100,084
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	259,924
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	900,000	894,315
		2,056,919

Maryland — 2.2%
Baltimore Rev., 5.00%, 6/1/51	400,000	377,641
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	196,763
Brunswick Special Tax, 5.00%, 7/1/36	100,000	100,920
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	372,530
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	1,000,000	813,320
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	416,694
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25	500,000	515,485
State of Maryland GO, 4.00%, 8/1/23	1,635,000	1,636,846
State of Maryland GO, 5.00%, 6/1/31	1,640,000	1,912,601
		6,342,800
Massachusetts — 2.9%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,308,326
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/51	1,000,000	1,072,981
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,140,218
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/33	500,000	600,470
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	785,810
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	90,384
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	150,000	143,191
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	890,000	862,334
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	851,074
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	787,646
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	508,772
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	113,110
		8,264,316
Michigan — 1.5%
Detroit GO, 5.00%, 4/1/25	50,000	50,336
Detroit GO, 5.00%, 4/1/36	550,000	561,346
Detroit GO, 5.00%, 4/1/37	250,000	253,157
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/23 (AGM)	350,000	350,339
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	1,335,000	1,416,957
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	395,000	376,359
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(4)	100,000	102,944
Michigan State Building Authority Rev., 4.00%, 10/15/49	820,000	799,425
Michigan State Hospital Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/24	355,000	363,635
		4,274,498
Minnesota — 0.5%
State of Minnesota GO, 5.00%, 9/1/23	1,350,000	1,355,356
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	200,000	212,233
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	150,000	161,858
Kansas City GO, 5.00%, 2/1/24	625,000	631,940
Kansas City Industrial Development Authority Rev., 5.00%, 3/1/44	1,000,000	1,029,849
Liberty Public School District No. 53 GO, 5.00%, 3/1/24	295,000	298,690
St. Louis Airport Rev., 5.00%, 7/1/52	750,000	809,367
		3,143,937
Nebraska — 0.6%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	600,000	600,842
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	1,000,000	1,041,254
		1,642,096

Nevada — 1.7%
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	705,000	573,893
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	235,828
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	187,992
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/23	150,000	150,000
Las Vegas Valley Water District GO, 5.00%, 6/1/38	1,340,000	1,386,963
Sparks Rev., 2.50%, 6/15/24(1)	60,000	59,978
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,721,023
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	388,337
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	197,597
		4,901,611
New Hampshire — 0.3%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	486,327
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	285,328	274,364
		760,691
New Jersey — 3.3%
New Jersey Economic Development Authority Rev., 5.50%, 12/15/26, Prerefunded at 100% of Par(4)	260,000	282,493
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	500,000	540,881
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 9/1/24 (Ambac)	1,000,000	1,020,453
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	417,526
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	736,356
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	715,000	746,717
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/28	455,000	489,534
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	406,721
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	429,552
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	278,807
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	1,000,000	1,109,429
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/38	620,000	608,358
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	158,193
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	900,000	1,007,464
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	260,000	261,254
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	780,468
		9,274,206
New Mexico — 0.6%
New Mexico Finance Authority Rev., (New Mexico Finance Authority Public Project Revolving Fund), 5.00%, 6/1/24	1,000,000	1,017,538
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	70,000	69,822
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	500,000	510,624
		1,597,984
New York — 10.3%
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	113,529
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	577,964
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	812,430
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	268,101
Metropolitan Transportation Authority Rev., VRN, 4.19%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	243,820
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	539,759
New York City GO, 5.25%, 5/1/41	150,000	168,864
New York City GO, 5.00%, 4/1/43	500,000	528,934
New York City GO, 4.00%, 8/1/44	1,000,000	978,648
New York City GO, 4.00%, 9/1/46	250,000	242,651
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/25	750,000	755,050
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/39	415,000	426,492
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/49	390,000	415,934
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,198,879

New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	1,000,000	1,065,529
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/34	500,000	587,884
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	227,362
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,132,068
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	641,384
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	197,571
New York Power Authority Rev., 5.00%, 11/15/27 (AGM)	1,000,000	1,094,276
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	735,562
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	944,303
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	508,254
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	750,000	747,756
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/26(4)	1,100,000	1,160,438
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/27(4)	815,000	875,315
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	500,000	509,235
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	957,422
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	703,782
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	910,762
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	750,000	741,080
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	112,980
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	500,000	414,129
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,031,430
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	191,149
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	660,087
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	685,000	669,792
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	565,930
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	940,497
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,120,154
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	1,000,000	1,009,127
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	1,025,021
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	455,000	432,067
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	92,607
		29,276,008
North Carolina — 1.5%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	575,190
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	45,000	42,032
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24(4)	1,000,000	1,010,578
State of North Carolina Rev., 5.00%, 3/1/34	345,000	383,309
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,034,522
Wake County GO, 5.00%, 2/1/27	1,000,000	1,073,934
		4,119,565
Ohio — 3.0%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,000,000	931,166
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	266,477
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,250,000	1,158,134
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	436,872
Columbus GO, 5.00%, 8/15/25	1,000,000	1,040,065
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	361,549
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	170,000	171,890
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	93,835
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,395,100
State of Ohio GO, 5.00%, 5/1/40	660,000	732,507
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/39	700,000	662,161

Worthington City School District GO, 5.50%, 12/1/54	1,000,000	1,130,313
		8,380,069
Oklahoma — 0.3%
Oklahoma Capitol Improvement Authority Rev., (Oklahoma Department of Transportation), 4.00%, 7/1/38	850,000	833,183
Oregon — 1.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	237,141
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	89,134
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,018,876
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,382,617
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,127,917
		3,855,685
Pennsylvania — 3.5%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	85,707
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	171,813
Bucks County Water and Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	505,049
Bucks County Water and Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	585,953
Commonwealth Financing Authority Rev., 5.00%, 6/1/24	1,625,000	1,644,715
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	297,344
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/31	1,200,000	1,231,388
Pennsylvania GO, 5.00%, 1/1/24	690,000	696,584
Pennsylvania GO, 5.00%, 10/1/24	1,000,000	1,023,128
Pennsylvania GO, 5.00%, 7/15/29	845,000	949,347
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	400,000	436,273
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	400,000	409,264
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	290,000	322,748
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	523,359
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	822,536
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	307,335
		10,012,543
South Carolina — 0.2%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	85,701
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	374,284
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	211,798
		671,783
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, Capital Appreciation, (South Nashville Central Business Improvement District), 0.00%, 6/1/43(1)(5)	4,000,000	1,362,150
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	107,878
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	225,000	227,716
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,035,204
		2,732,948
Texas — 9.0%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	437,066
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	443,795
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,057,979
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	775,000	807,154
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,178,685
Central Texas Turnpike System Rev., 5.00%, 8/15/42	1,250,000	1,255,272
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	529,378
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	451,936
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	50,173
El Paso Water & Sewer Rev., 4.00%, 3/1/40	1,000,000	997,012
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	440,000	447,971
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,038,772

Frisco Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	780,000	817,565
Frisco Independent School District GO, 5.00%, 8/15/32 (PSF-GTD)	1,000,000	1,107,645
Houston GO, 5.00%, 3/1/29	340,000	377,721
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	166,365
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	382,221
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	1,755,000	1,854,212
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	240,000	256,246
North Texas Tollway Authority Rev., 4.00%, 1/1/35	670,000	673,170
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	585,000	589,673
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	500,000	490,880
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	539,644
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,125,170
San Antonio Water System Rev., 4.00%, 5/15/34	275,000	284,935
State of Texas GO, 5.00%, 8/1/40	815,000	838,028
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	166,079
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	644,101
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	945,000	954,831
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	496,456
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	250,000	253,200
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,221,314
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,351,004
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,112,655
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/32	1,000,000	1,163,091
		25,561,399
Utah — 1.2%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	541,046
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	750,000	639,072
University of Utah Rev., 5.00%, 8/1/46	855,000	933,013
Utah State University Rev., 4.00%, 12/1/42 (AGM)	1,215,000	1,183,600
		3,296,731
Virginia — 1.8%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	354,080
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	670,000	656,936
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,106,343
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/37	825,000	810,281
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	185,305
Virginia College Building Authority Rev., 5.00%, 2/1/26(6)	1,000,000	1,051,306
Virginia Port Authority Commonwealth Port Fund Rev., 5.25%, 7/1/48	750,000	840,960
		5,005,211
Washington — 4.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	567,088
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	577,586
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,135,917
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	969,630
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	680,000	720,551
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,440,280
Port of Seattle Rev., 5.50%, 8/1/47	1,000,000	1,083,073
Seattle Municipal Light & Power Rev., 5.00%, 7/1/42	1,125,000	1,246,092
Seattle Municipal Light & Power Rev., 5.00%, 7/1/52	1,000,000	1,089,311
Seattle Municipal Light & Power Rev., VRN, 3.66%, (MUNIPSA plus 0.25%), 5/1/45	200,000	194,980
State of Washington GO, 5.00%, 6/1/41	770,000	838,712
State of Washington GO, 5.00%, 2/1/42	625,000	652,591

State of Washington GO, 5.00%, 6/1/45	1,000,000	1,090,124
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	308,772
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	650,147
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	200,000	175,974
		12,740,828
Wisconsin — 1.9%
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	387,579
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	375,000	366,726
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	256,031
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	65,595
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	145,725
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	613,602
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	80,270
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	540,000	535,176
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	189,598
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	161,755
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	215,000	164,016
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	406,136
State of Wisconsin GO, 4.00%, 5/1/39	750,000	760,811
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 3.59%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	969,267
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	216,186
		5,318,473
TOTAL MUNICIPAL SECURITIES (Cost $285,745,038)		277,311,136
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $3,359,533)	3,360,083	3,360,083
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $289,104,571)		280,671,219
OTHER ASSETS AND LIABILITIES — 0.8%		2,349,630
TOTAL NET ASSETS — 100.0%		$283,020,849

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AGM-CR	–	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NATL-RE	–	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	–	Permanent School Fund Guaranteed
SCH BD GTY	–	School Bond Guaranty
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $13,259,605, which represented 4.7% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$277,311,136	—
Short-Term Investments	$3,360,083	—	—
	$3,360,083	$277,311,136	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.